Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 237,552	$ 329,839	$ 3,473,770
Accounts receivable, net	540,000	540,000
Prepaid expenses	117,604	60,475	100,555
Related party note receivable	281,771
Inventory, net (Notes 5 & 9)			340,000
Assets held for sale, current	7,313,798	6,867,840	11,845,681
Total current assets	8,490,725	7,798,154	15,760,006
Property and equipment, net	135,000
Intangible assets, net	4,060,431
Goodwill	1,190,000
Total assets	13,876,156	7,798,154	15,760,006
Current liabilities:
Accounts payable and accrued expenses	3,124,652	2,248,235	754,850
Loans payable	286,441	412,560
Taxes payable	771	771
Note payable, related party	1,457,669
Liabilities held for sale, current	677,084	1,464,285	1,913,433
Total current liabilities	5,546,617	4,125,851	2,668,283
Notes payable (Note 3)	4,132,483	52,083
Deferred tax liability	14,926	14,926	4,691
Total liabilities	9,694,026	4,192,860	2,672,974
Commitments and contingencies (Note 16)
Shareholders’ equity:
Preferred stock, $0.001 par value, 100,000 shares authorized, no shares issued and outstanding respectively
Common stock, par value	120,058	97,006	106,216
Additional paid-in capital (Note 3)	25,981,647	19,138,947	16,894,103
Common stock to be issued		98,535
Accumulated deficit	(21,919,575)	(15,729,194)	(3,913,287)
Total shareholders’ equity	4,182,130	3,605,294	13,087,032
Total liabilities and shareholders’ equity	$ 13,876,156	$ 7,798,154	$ 15,760,006